Long-Term Incentive Plan (Cash Flow Effects Of LTIP Settlements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Partners' Capital Account, Units, Unit-based Compensation (in shares)	199,792	168,913	216,679
Settlement of tax withholdings on long-term incentive compensation	$ 9,764	$ 9,285	$ 13,875
Payments for Other Taxes	900	1,100	1,200
Total Cash Taxes Paid (in millions)	$ 10,700	$ 10,400	$ 15,100